===============================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22139

                Oppenheimer Rochester Short Term Municipal Fund
                -----------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                               Arthur S. Gabinet
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: May 31

                      Date of reporting period: 2/29/2012

===============================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS February 29, 2012 (Unaudited)


PRINCIPAL                                                                  EFFECTIVE
AMOUNT                                                COUPON    MATURITY   MATURITY*         VALUE
-----------------------------------------------------------------------------------------------------
MUNICIPAL  BONDS AND NOTES-95.1%
Alabama-1.6%
               AL 21st Century Authority
$ 40,000       Tobacco Settlement                       6.125%  12/01/2016  06/01/2012(A)    $ 40,341
-----------------------------------------------------------------------------------------------------
               AL Drinking Water Finance
  50,000       Authority                                5.700   08/15/2013  03/15/2012(A)      50,123
-----------------------------------------------------------------------------------------------------
               AL Drinking Water Finance
  40,000       Authority                                5.850   08/15/2015  03/15/2012(A)      40,101
-----------------------------------------------------------------------------------------------------
               AL Public School & College
  50,000       Authority                                5.000   02/01/2016  03/31/2012(A)      50,175
-----------------------------------------------------------------------------------------------------
   5,000       Auburn, AL GO                            5.600   08/01/2019  03/31/2012(A)       5,022
-----------------------------------------------------------------------------------------------------
 240,000       Bessemer, AL GO Warrants                 6.000   02/01/2015  03/31/2012(A)     240,864
-----------------------------------------------------------------------------------------------------
               Jefferson County, AL Limited
 490,000       Obligation School Warrants               5.500   02/15/2016  09/10/2014(B)     487,599
-----------------------------------------------------------------------------------------------------
  10,000       Jefferson County, AL Sewer               5.250   02/01/2014   02/01/2014         9,925
-----------------------------------------------------------------------------------------------------
 160,000       Jefferson County, AL Sewer               5.250   02/01/2015   02/01/2015       157,523
-----------------------------------------------------------------------------------------------------
 240,000       Jefferson County, AL Sewer               5.250   02/01/2016   02/01/2016       236,489
                                                                                            ---------
                                                                                            1,318,162
-----------------------------------------------------------------------------------------------------
Arizona-0.1%
               AZ Capital Facilities Finance Corp.
  20,000       (Arizona State University)               6.000   09/01/2015  03/31/2012(A)      20,025
-----------------------------------------------------------------------------------------------------
               Mohave County, AZ IDA (Mohave
  80,000       Prison)                                  7.500   05/01/2019  11/27/2017(B)      88,570
                                                                                            ---------
                                                                                              108,595
-----------------------------------------------------------------------------------------------------
California-15.6%
  25,000       Antioch, CA Devel. Agency                4.700   09/01/2012  03/31/2012(A)      25,089
-----------------------------------------------------------------------------------------------------
               Apple Valley, CA Improvement Bond
  35,000       Act 1915                                 6.900   09/02/2015  09/02/2012(A)      36,604
-----------------------------------------------------------------------------------------------------
  25,000       Benicia, CA GO                           4.600   08/01/2013  03/31/2012(A)      25,081
-----------------------------------------------------------------------------------------------------
               CA ABAG Finance Authority for
               NonProfit Corporations (The
               California School of Mechanical
  75,000       Arts)                                    4.900   10/01/2016  04/01/2012(A)      76,673
-----------------------------------------------------------------------------------------------------
 150,000       CA Dept. of Transportation COP           5.250   03/01/2016  03/28/2012(A)     150,621
-----------------------------------------------------------------------------------------------------
  10,000       CA GO                                    4.500   04/01/2013  04/01/2012(A)      10,036
-----------------------------------------------------------------------------------------------------
   5,000       CA GO                                    4.625   04/01/2014  04/01/2012(A)       5,018
-----------------------------------------------------------------------------------------------------
  45,000       CA GO                                    5.000   06/01/2012  03/31/2012(A)      45,147
-----------------------------------------------------------------------------------------------------
  10,000       CA GO                                    5.250   06/01/2015  06/01/2012(A)      10,102
-----------------------------------------------------------------------------------------------------
  25,000       CA GO                                    5.250   10/01/2016  04/01/2012(A)      25,088
-----------------------------------------------------------------------------------------------------
  50,000       CA GO                                    5.500   03/01/2013  03/31/2012(A)      50,182
-----------------------------------------------------------------------------------------------------
   5,000       CA GO                                    5.500   04/01/2013  03/31/2012(A)       5,018
-----------------------------------------------------------------------------------------------------
  35,000       CA GO                                    5.500   03/01/2014  03/31/2012(A)      35,127
-----------------------------------------------------------------------------------------------------
  25,000       CA GO                                    5.500   06/01/2015  03/31/2012(A)      25,091
-----------------------------------------------------------------------------------------------------
  15,000       CA GO                                    5.750   11/01/2017  05/01/2012(A)      15,116
-----------------------------------------------------------------------------------------------------
  10,000       CA GO                                    6.000   08/01/2013  08/01/2012(A)      10,200
-----------------------------------------------------------------------------------------------------
               CA Industry Public Facilities
 200,000       Authority                                4.000   05/01/2016  05/01/2012(A)     201,420
-----------------------------------------------------------------------------------------------------
               CA M-S-R Public Power Agency (San
  15,000       Juan)                                    6.125   07/01/2013  01/05/2013(B)      15,464
 -----------------------------------------------------------------------------------------------------

1 | Oppenheimer Rochester Short Term Municipal Fund

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS February 29, 2012 (Unaudited)

PRINCIPAL                                                                   EFFECTIVE
AMOUNT                                               COUPON      MATURITY   MATURITY*        VALUE
-----------------------------------------------------------------------------------------------------
California Continued
$ 25,000       CA Public Works                          4.600%  10/01/2013  04/01/2012(A)    $ 25,086
-----------------------------------------------------------------------------------------------------
  50,000       CA Public Works                          4.750   10/01/2014  04/01/2012(A)      50,166
-----------------------------------------------------------------------------------------------------
               CA Public Works (California
  25,000       Community Colleges)                      4.625   12/01/2013  03/31/2012(A)      25,086
-----------------------------------------------------------------------------------------------------
               CA Public Works (California
  25,000       Community Colleges)                      4.750   10/01/2014  04/01/2012(A)      25,083
-----------------------------------------------------------------------------------------------------
               CA Public Works (California
  15,000       Community Colleges)                      4.750   12/01/2015  03/31/2012(A)      15,044
-----------------------------------------------------------------------------------------------------
               CA Public Works (California
  25,000       Community Colleges)                      4.750   12/01/2015  03/31/2012(A)      25,073
-----------------------------------------------------------------------------------------------------
               CA Public Works (California
  75,000       Community Colleges)                      5.250   12/01/2016  03/31/2012(A)      75,236
-----------------------------------------------------------------------------------------------------
               CA Public Works (California
 100,000       Community Colleges)                      5.250   09/01/2019  03/31/2012(A)     100,271
-----------------------------------------------------------------------------------------------------
               CA Public Works (California State
 250,000       University)                              5.000   09/01/2015  03/31/2012(A)     250,795
-----------------------------------------------------------------------------------------------------
               CA Public Works (California State
 150,000       University)                              5.250   10/01/2015  04/01/2012(A)     150,509
-----------------------------------------------------------------------------------------------------
               CA Public Works (California State
  50,000       University)                              5.500   09/01/2015  03/31/2012(A)      50,211
-----------------------------------------------------------------------------------------------------
               CA Public Works (Dept. of
  25,000       Corrections)                             5.500   10/01/2019  04/01/2012(A)      25,073
-----------------------------------------------------------------------------------------------------
               CA Public Works (Dept. of Food &
  10,000       Agriculture)                             5.400   06/01/2013  03/31/2012(A)      10,042
-----------------------------------------------------------------------------------------------------
               CA Public Works (Dept. of Health
 100,000       Services)                                5.200   11/01/2012  03/31/2012(A)     100,406
-----------------------------------------------------------------------------------------------------
               CA Public Works (Dept. of Veterans
  15,000       Affairs)                                 5.250   11/01/2013  03/31/2012(A)      15,060
-----------------------------------------------------------------------------------------------------
               CA Public Works (Dept. of Youth
 100,000       Authority)                               5.500   10/01/2017  04/01/2012(A)     100,292
-----------------------------------------------------------------------------------------------------
  75,000       CA Public Works (State Universities)     5.500   12/01/2018  03/31/2012(A)      75,219
-----------------------------------------------------------------------------------------------------
               CA Public Works (Various
  40,000       Community Colleges)                      5.625   03/01/2016  03/26/2012(A)      40,142
-----------------------------------------------------------------------------------------------------
               CA Public Works (Various
 550,000       Community Colleges)                      5.625   03/01/2019  03/31/2012(A)     551,667
-----------------------------------------------------------------------------------------------------
               CA Public Works (Various State
  50,000       Universities)                            5.250   12/01/2013  03/31/2012(A)      50,189
-----------------------------------------------------------------------------------------------------
               CA Public Works (Various State
  30,000       Universities)                            5.375   12/01/2019  03/31/2012(A)      30,085
-----------------------------------------------------------------------------------------------------
 200,000       CA Statewide CDA                         5.000   06/15/2013   06/15/2013       211,766
-----------------------------------------------------------------------------------------------------
               CA Water Resource Devel. GO,
  35,000       Series K                                 4.750   11/01/2012  03/31/2012(A)      35,135
-----------------------------------------------------------------------------------------------------
               CA Water Resource Devel. GO,
  50,000       Series L                                 4.800   08/01/2012  03/31/2012(A)      50,198
-----------------------------------------------------------------------------------------------------
               CA Water Resource Devel. GO,
  50,000       Series L                                 4.800   08/01/2013  03/31/2012(A)      50,192
-----------------------------------------------------------------------------------------------------
               CA Water Resource Devel. GO,
  10,000       Series L                                 4.800   08/01/2015  03/31/2012(A)      10,034
-----------------------------------------------------------------------------------------------------
               CA Water Resource Devel. GO,
  25,000       Series M                                 4.900   10/01/2013  03/31/2012(A)      25,519
-----------------------------------------------------------------------------------------------------
               CA Water Resource Devel. GO,
  30,000       Series N                                 5.500   06/01/2016  03/31/2012(A)      30,109
-----------------------------------------------------------------------------------------------------

2 | Oppenheimer Rochester Short Term Municipal Fund

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS February 29, 2012 (Unaudited)

PRINCIPAL                                                                      EFFECTIVE
AMOUNT                                                   COUPON     MATURITY   MATURITY*        VALUE
----------------------------------------------------------------------------------------------------------
California Continued
               CA Water Resource Devel. GO,
$   35,000     Series P                                  5.800%    06/01/2015  03/31/2012(A)    $   35,136
----------------------------------------------------------------------------------------------------------
               Chico, CA Public Financing
    50,000     Authority                                 4.700     04/01/2015  04/01/2012(A)        50,077
----------------------------------------------------------------------------------------------------------
               Dry Creek, CA Joint School District
   130,000     Community Facilities District No. 1       5.200     09/01/2014  09/01/2012(A)       132,867
----------------------------------------------------------------------------------------------------------
               Fontana, CA Redevel. Agency (Jurupa
   125,000     Hills)                                    5.500     10/01/2017  04/01/2012(A)       125,254
----------------------------------------------------------------------------------------------------------
               Fresno, CA Joint Powers Financing
    30,000     Authority                                 4.300     08/01/2013  08/01/2012(A)        30,170
----------------------------------------------------------------------------------------------------------
               Fresno, CA Joint Powers Financing
    20,000     Authority (Exhibit Hall Expansion)        5.000     09/01/2013  03/31/2012(A)        20,079
----------------------------------------------------------------------------------------------------------
               Hesperia, CA Unified School District
               COP (Interim School Facility
   750,000     Funding)                                  3.000(1)  02/01/2028  03/07/2012(A)       750,000
----------------------------------------------------------------------------------------------------------
               Inland Valley, CA Devel. Agency Tax
   125,000     Allocation                                5.500     04/01/2014  04/01/2014          138,289
----------------------------------------------------------------------------------------------------------
               Lancaster, CA Hsg. Authority
   130,000     (Brierwood Mobilehome Park)               4.800     04/01/2014  04/01/2012(A)       130,222
----------------------------------------------------------------------------------------------------------
               Lee Lake, CA Water District
               Community Facilities District No. 3
 1,000,000     Special Tax                               5.750     09/01/2023  09/01/2013(A)     1,046,420
----------------------------------------------------------------------------------------------------------
               Long Beach, CA Bond Finance
 1,500,000     Authority Natural Gas                     5.000     11/15/2015  11/15/2015        1,615,234
----------------------------------------------------------------------------------------------------------
    50,000     Los Angeles, CA Parking System            5.125     05/01/2016  05/01/2012(A)        50,316
----------------------------------------------------------------------------------------------------------
               Los Angeles, CA State Building
    25,000     Authority                                 5.500     10/01/2016  04/01/2012(A)        25,073
----------------------------------------------------------------------------------------------------------
               Mendocino County, CA COP
   150,000     (County Public Facilities Corp.)          4.800     06/01/2013  03/31/2012(A)       151,827
----------------------------------------------------------------------------------------------------------
               Mojave, CA Unified School District
               School Facilities Improvement
   100,000     District No. 1                            5.250     08/01/2016  08/01/2012(A)       101,377
----------------------------------------------------------------------------------------------------------
    70,000     Montebello, CA COP                        5.300     11/01/2018  03/31/2012(A)        70,903
----------------------------------------------------------------------------------------------------------
   200,000     Montebello, CA GO                         4.850     06/21/2012  06/21/2012          200,312
----------------------------------------------------------------------------------------------------------
               Ontario, CA Improvement Bond Act
   300,000     1915 Assessment District No. 108          7.500     09/02/2020  09/02/2012(A)       309,690
----------------------------------------------------------------------------------------------------------
    20,000     Oroville, CA Hospital                     5.400     12/01/2017  03/31/2012(A)        20,050
----------------------------------------------------------------------------------------------------------
               Pittsburgh, CA Unified School
   100,000     District COP                              4.200     09/01/2012  03/31/2012(A)       100,223
----------------------------------------------------------------------------------------------------------
               Rancho Cucamonga, CA Redevel.
    40,000     Agency (Rancho Redevel.)                  5.000     09/01/2013  09/01/2013           41,669
----------------------------------------------------------------------------------------------------------
               Riverside County, CA Asset Leasing
   300,000     Corp. (Riverside County Hospital)         5.700     06/01/2016  06/01/2012(A)       306,144
----------------------------------------------------------------------------------------------------------
               Riverside County, CA Redevel.
   100,000     Agency (Casa Blanca Redevel.)             4.600     08/01/2013  03/31/2012(A)       100,139
----------------------------------------------------------------------------------------------------------
               Riverside County, CA Redevel.
    75,000     Agency (Casa Blanca Redevel.)             4.700     08/01/2014  03/31/2012(A)        75,095
----------------------------------------------------------------------------------------------------------
               Roseville, CA Natural Gas Finance
   265,000     Authority                                 5.000     02/15/2016  02/15/2016          283,471
----------------------------------------------------------------------------------------------------------
               Sacramento, CA City Financing
    80,000     Authority (California EPA Building)       5.000     05/01/2013  03/31/2012(A)        80,094
----------------------------------------------------------------------------------------------------------

3 | Oppenheimer Rochester Short Term Municipal Fund

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS February 29, 2012 (Unaudited)

PRINCIPAL                                                                    EFFECTIVE
AMOUNT                                              COUPON        MATURITY   MATURITY*         VALUE
--------------------------------------------------------------------------------------------------------
California Continued
             Sacramento, CA City Financing
$   85,000   Authority (California EPA Building)       5.000%    05/01/2014  03/31/2012(A)    $   85,099
--------------------------------------------------------------------------------------------------------
             Sacramento, CA Redevel. Agency
    50,000   (Merged Downtown Redevel.)                4.950     11/01/2012  03/31/2012(A)        50,152
--------------------------------------------------------------------------------------------------------
             Saddleback Valley, CA Unified
   250,000   School District                           5.650     09/01/2017  03/31/2012(A)       251,010
--------------------------------------------------------------------------------------------------------
    20,000   San Diego, CA Convention Center           5.250     04/01/2015  04/01/2012(A)        20,055
--------------------------------------------------------------------------------------------------------
             San Diego, CA Convention Center
    50,000   Expansion Financing Authority             5.250     04/01/2013  04/01/2012(A)        50,150
--------------------------------------------------------------------------------------------------------
             San Francisco, CA City & County
             Redevel. Financing Authority
   305,000   (Mission Bay North Redevel.)              4.500     08/01/2015   08/01/2015         319,161
--------------------------------------------------------------------------------------------------------
             San Francisco, CA Ellis-O'Farrell
    25,000   Parking Corp.                             4.700     04/01/2017  04/01/2012(A)        25,062
--------------------------------------------------------------------------------------------------------
             Santa Ana, CA Community Redevel.
    50,000   Agency (South Main Street)                5.000     09/01/2015  09/01/2013(A)        51,520
--------------------------------------------------------------------------------------------------------
             Santa Clara, CA Redevel. Agency Tax
   325,000   Allocation (Bayshore North)               5.250     06/01/2019  06/01/2012(A)       328,305
--------------------------------------------------------------------------------------------------------
   105,000   Saugus, CA Union School District          4.000     09/01/2016   09/01/2016         108,499
--------------------------------------------------------------------------------------------------------
    15,000   Selma, CA Unified School District         4.700     06/01/2015  03/31/2012(A)        15,045
--------------------------------------------------------------------------------------------------------
             Southern CA Metropolitan Water
 1,000,000   District                                  0.280(1)  07/01/2021  03/07/2012(A)     1,000,000
--------------------------------------------------------------------------------------------------------
    20,000   Spreckels, CA Union School District       6.000     08/01/2012  03/31/2012(A)        20,099
--------------------------------------------------------------------------------------------------------
             Stockton, CA COP (Wastewater
    40,000   System)                                   5.125     09/01/2016  03/31/2012(A)        40,057
--------------------------------------------------------------------------------------------------------
    75,000   Stockton, CA Unified School District      3.500     01/01/2014  03/31/2012(A)        75,848
--------------------------------------------------------------------------------------------------------
    65,000   Temecula, CA Redevel. Agency              4.900     08/01/2016  03/31/2012(A)        65,128
--------------------------------------------------------------------------------------------------------
   750,000   Vernon, CA Electric System                5.125     08/01/2021  08/01/2019(A)       815,243
--------------------------------------------------------------------------------------------------------
             Walnut Creek, CA Public Facilties
             Financing Authority (Boundary Oak
    75,000   Municipal Golf Course)                    5.200     08/15/2013  03/31/2012(A)        75,257
--------------------------------------------------------------------------------------------------------
             Walnut, CA Public Financing
    25,000   Authority                                 5.375     09/01/2013  03/31/2012(A)        25,350
--------------------------------------------------------------------------------------------------------
             West Contra Costa, CA Unified
   450,000   School District                           5.000     02/01/2013   02/01/2013         464,099
                                                                                               ---------
                                                                                              12,846,035
--------------------------------------------------------------------------------------------------------
Colorado-0.6%
    40,000   Broomfield, CO Water Activity             5.400     12/01/2016  03/31/2012(A)        40,347
--------------------------------------------------------------------------------------------------------
   100,000   Broomfield, CO Water Activity             5.500     12/01/2018  03/31/2012(A)       100,867
--------------------------------------------------------------------------------------------------------
             Larimer County, CO School District
   105,000   No. R-001 Poudre                          7.000     12/15/2016  04/07/2015(A)       129,788
--------------------------------------------------------------------------------------------------------
             Montrose County, CO Memorial
   235,000   Hospital                                  5.250     12/01/2017  03/31/2012(A)       235,592
                                                                                               ---------
                                                                                                 506,594
--------------------------------------------------------------------------------------------------------
District of  Columbia-0.2%
             District of Columbia Tobacco
    50,000   Settlement Financing Corp.                6.250     05/15/2024  05/15/2012(A)        50,663

4 | Oppenheimer Rochester Short Term Municipal Fund

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS February 29, 2012 (Unaudited)

PRINCIPAL                                                                      EFFECTIVE
AMOUNT                                               COUPON         MATURITY   MATURITY*        VALUE
----------------------------------------------------------------------------------------------------------
District of Columbia Continued
             Metropolitan Washington D.C.
$  120,000   Airport Authority (Dulles Toll Road)       2.600%(2)  10/01/2015  10/01/2015       $  110,447
                                                                                                ----------
                                                                                                   161,110
----------------------------------------------------------------------------------------------------------
Florida-6.5%
             Boca Raton, FL Community
    50,000   Redevel. Agency (Mizner Park)              4.600      03/01/2013  03/31/2012(A)        50,165
----------------------------------------------------------------------------------------------------------
             Brevard County, FL Industrial Devel.
   100,000   Revenue (Tuff Florida Tech)                6.000      11/01/2019   11/01/2019         107,685
----------------------------------------------------------------------------------------------------------
             Brevard County, FL Local Optional
   250,000   Fuel Tax                                   5.000      08/01/2017  08/01/2015(A)       268,933
----------------------------------------------------------------------------------------------------------
             Broward County, FL Airport System
    35,000   (Passenger Facility)                       5.125      10/01/2017  04/01/2012(A)        35,109
----------------------------------------------------------------------------------------------------------
             Broward County, FL Airport System
    65,000   (Passenger Facility)                       5.125      10/01/2018  04/01/2012(A)        65,218
----------------------------------------------------------------------------------------------------------
             Dade County, FL GO (Seaport)
   100,000                                              5.750      10/01/2015  04/01/2012(A)       100,450
----------------------------------------------------------------------------------------------------------
    50,000   Englewood, FL Water District               4.750      10/01/2013  04/01/2012(A)        50,175
----------------------------------------------------------------------------------------------------------
             Escambia County, FL Utilities
   100,000   Authority                                  6.250      01/01/2015  08/27/2014(B)       107,558
----------------------------------------------------------------------------------------------------------
    35,000   FL Municipal Loan Council                  5.250      11/01/2014  03/31/2012(A)        35,456
----------------------------------------------------------------------------------------------------------
   150,000   FL Municipal Loan Council                  5.250      12/01/2015  12/01/2013(A)       158,415
----------------------------------------------------------------------------------------------------------
   225,000   FL Municipal Power Agency                  4.024(1)   10/01/2013  10/01/2012(A)       227,036
----------------------------------------------------------------------------------------------------------
    50,000   FL Water Pollution Control                 5.500      01/15/2015  03/31/2012(A)        50,217
----------------------------------------------------------------------------------------------------------
   150,000   Fort Myers, FL Utility System              4.100      10/01/2017  10/01/2012(A)       152,220
----------------------------------------------------------------------------------------------------------
     5,000   Fort Pierce, FL Utilities Authority        5.375      10/01/2015  04/01/2012(A)         5,018
----------------------------------------------------------------------------------------------------------
             Indian River County, FL Revenue
   200,000   (Spring Training Facility)                 5.250      04/01/2017  04/01/2012(A)       200,822
----------------------------------------------------------------------------------------------------------
             Jacksonville, FL Capital Improvement
    75,000   (Gator Bowl)                               5.250      10/01/2017  04/01/2012(A)        75,272
----------------------------------------------------------------------------------------------------------
    25,000   Jea, FL Revenue                            4.000      10/01/2014  04/01/2012(A)        25,080
----------------------------------------------------------------------------------------------------------
             Lee, FL Memorial Health System
             Board of Directors (LMH/CaMH
   305,000   Obligated Group)                           5.750      04/01/2014  04/01/2012(A)       306,446
----------------------------------------------------------------------------------------------------------
             Miami, FL (Homeland
   250,000   Defense/Neighborhood)                      4.800      01/01/2020  03/31/2012(A)       250,175
----------------------------------------------------------------------------------------------------------
             Miami-Dade County, FL Aviation
   200,000   (Miami International Airport)              5.500      10/01/2016  04/01/2012(A)       201,750
----------------------------------------------------------------------------------------------------------
    75,000   Miami-Dade County, FL Solid Waste          4.750      10/01/2018  04/01/2012(A)        75,177
----------------------------------------------------------------------------------------------------------
    50,000   Miami-Dade County, FL Solid Waste          5.000      10/01/2018  04/01/2012(A)        50,185
----------------------------------------------------------------------------------------------------------
             Miami-Dade County, FL Special
 2,350,000   Obligation, Series A                       0.744(1)   04/01/2014  07/01/2012(A)     2,351,551
----------------------------------------------------------------------------------------------------------
             Osceola County, FL Infrastructure
   200,000   Sales Surtax                               5.375      10/01/2017  10/01/2012(A)       206,094
----------------------------------------------------------------------------------------------------------
             Palm Beach County, FL Health
             Facilities Authority (Jupiter Medical
     5,000   Center)                                    5.250      08/01/2013  03/31/2012(A)         5,016
----------------------------------------------------------------------------------------------------------
    80,000   Punta Gorda, FL Utilities                  5.250      01/01/2013  03/31/2012(A)        80,326
----------------------------------------------------------------------------------------------------------
    50,000   Sebring, FL Water & Wastewater             5.250      01/01/2019  01/01/2013(A)        52,061
----------------------------------------------------------------------------------------------------------

5 | Oppenheimer Rochester Short Term Municipal Fund

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS February 29, 2012 (Unaudited)

PRINCIPAL                                                                      EFFECTIVE
AMOUNT                                                COUPON       MATURITY    MATURITY*       VALUE
----------------------------------------------------------------------------------------------------------
Florida Continued
             Tallahassee, FL Health Facilities
             (Tallahassee Memorial Medical
$   75,000   Center)                                     6.000%    12/01/2015  03/31/2012(A)    $   75,354
                                                                                                ----------
                                                                                                 5,368,964
----------------------------------------------------------------------------------------------------------
Georgia-0.1%
             Colquitt County, GA Hospital
    35,000   Authority Anticipation Certificates         5.500     03/01/2016  09/01/2012(A)        35,849
----------------------------------------------------------------------------------------------------------
    50,000   GA Main Street Natural Gas                  5.125     09/15/2015   09/15/2015          53,901
                                                                                                ----------
                                                                                                    89,750
----------------------------------------------------------------------------------------------------------
Hawaii-0.0%
             HI Dept. of Budget & Finance
             Special Purpose (Wilcox Memorial
    15,000   Hospital)                                   5.350     07/01/2018  03/31/2012(A)        15,033
----------------------------------------------------------------------------------------------------------
Idaho-0.0%
    25,000   Mountain Home, ID Golf Course               5.000     01/01/2015  03/31/2012(A)        25,075
----------------------------------------------------------------------------------------------------------
Illinois-6.9%
   500,000   Chicago, IL Board of Education              5.000     12/01/2015  12/01/2012(A)       516,700
----------------------------------------------------------------------------------------------------------
    50,000   Chicago, IL Building Acquisition COP        5.400     01/01/2019  03/31/2012(A)        50,208
----------------------------------------------------------------------------------------------------------
   400,000   Chicago, IL GO                              5.125     01/01/2015  07/08/2014(B)       432,912
----------------------------------------------------------------------------------------------------------
   350,000   Chicago, IL Midway Airport, Series B        5.000     01/01/2022  03/31/2012(A)       351,201
----------------------------------------------------------------------------------------------------------
    75,000   Chicago, IL Midway Airport, Series B        5.375     01/01/2014  03/31/2012(A)        75,281
----------------------------------------------------------------------------------------------------------
   140,000   Chicago, IL Midway Airport, Series B        5.375     01/01/2016  03/31/2012(A)       140,524
----------------------------------------------------------------------------------------------------------
             Chicago, IL O'Hare International
    25,000   Airport                                     5.500     01/01/2019  03/31/2012(A)        25,089
----------------------------------------------------------------------------------------------------------
             Cook County, IL Forest Preservation
   115,000   District                                    5.375     12/15/2015  03/31/2012(A)       115,481
----------------------------------------------------------------------------------------------------------
   275,000   Cook County, IL GO                          5.250     11/15/2015  11/15/2012(A)       284,298
----------------------------------------------------------------------------------------------------------
   100,000   Elmwood Park, IL GO                         4.700     12/01/2018  03/31/2012(A)       100,196
----------------------------------------------------------------------------------------------------------
   315,000   IL Civic Center                             5.000     12/15/2015  03/31/2012(A)       316,222
----------------------------------------------------------------------------------------------------------
             IL Devel. Finance Authority Pollution
    50,000   Control (Amerencips)                        5.500     03/01/2014  03/31/2012(A)        50,035
----------------------------------------------------------------------------------------------------------
 1,300,000   IL GO                                       2.950(1)  10/01/2033  03/07/2012(A)     1,300,000
----------------------------------------------------------------------------------------------------------
    60,000   IL GO                                       5.250     10/01/2015  10/01/2013(A)        63,876
----------------------------------------------------------------------------------------------------------
             IL Health Facilities Authority
             (University of Chicago Medical
   110,000   System)                                     5.375     08/15/2012  03/31/2012(A)       110,462
----------------------------------------------------------------------------------------------------------
             IL Hsg. Devel. Authority
    45,000   (Homeowner Mtg.)                            3.625     08/01/2016   08/01/2016          46,909
----------------------------------------------------------------------------------------------------------
             IL Hsg. Devel. Authority
    50,000   (Homeowner Mtg.)                            4.750     08/01/2017  08/01/2012(A)        50,496
----------------------------------------------------------------------------------------------------------
    15,000   IL Sales Tax                                5.375     06/15/2015  03/31/2012(A)        15,057
----------------------------------------------------------------------------------------------------------
    50,000   IL Sales Tax                                5.500     06/15/2014  03/31/2012(A)        50,206
----------------------------------------------------------------------------------------------------------
 1,000,000   Lemont, IL GO                               4.850     12/01/2016  03/31/2012(A)     1,003,750
----------------------------------------------------------------------------------------------------------
             McHenry County, IL Conservation
    40,000   District                                    5.000     02/01/2014  03/31/2012(A)        40,157
----------------------------------------------------------------------------------------------------------
             Saint Clair County, IL School District
   605,000   No. 189 East Saint Louis                    3.000     01/01/2016   01/01/2016         594,310
                                                                                                ----------
                                                                                                 5,733,370

6 | Oppenheimer Rochester Short Term Municipal Fund

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS February 29, 2012 (Unaudited)

PRINCIPAL                                                                    EFFECTIVE
AMOUNT                                               COUPON       MATURITY   MATURITY*       VALUE
--------------------------------------------------------------------------------------------------------
Indiana-0.3%
$  200,000   Clarksville, IN Redevel. Authority        4.550%    08/01/2013  03/31/2012(A)    $  200,666
--------------------------------------------------------------------------------------------------------
             Delaware County, IN Redevel.
    40,000   District                                  6.875     02/01/2018  03/31/2012(A)        40,093
--------------------------------------------------------------------------------------------------------
    30,000   Fishers, IN Sewage Works                  5.000     01/01/2019  03/31/2012(A)        30,114
                                                                                               ---------
                                                                                                 270,873
--------------------------------------------------------------------------------------------------------
Iowa-0.4%
             Des Moines, IA Public Parking
   300,000   System                                    6.000     06/01/2020  03/31/2012(A)       301,179
--------------------------------------------------------------------------------------------------------
Kentucky-0.1%
             KY Area Devel. Districts (City of
    15,000   Ewing)                                    5.000     12/01/2014  03/31/2012(A)        15,121
--------------------------------------------------------------------------------------------------------
    10,000   Owensboro, KY Water                       4.600     09/15/2013  03/31/2012(A)        10,034
--------------------------------------------------------------------------------------------------------
    20,000   Owensboro, KY Water                       4.750     09/15/2015  03/31/2012(A)        20,069
                                                                                               ---------
                                                                                                  45,224
--------------------------------------------------------------------------------------------------------
Louisiana-0.3%
             East Baton Rouge, LA Mtg. Finance
    15,000   Authority (Single Family Mtg.)            5.125     10/01/2018  04/01/2012(A)        15,029
--------------------------------------------------------------------------------------------------------
    25,000   LA GO                                     5.500     05/15/2014  03/31/2012(A)        25,110
--------------------------------------------------------------------------------------------------------
             New Orleans, LA Exhibit Hall Special
    25,000   Tax (Ernest N. Morial)                    5.500     07/15/2018  03/31/2012(A)        25,044
--------------------------------------------------------------------------------------------------------
   200,000   New Orleans, LA Sewage Service            5.375     06/01/2015  06/01/2012(A)       201,518
                                                                                               ---------
                                                                                                 266,701
--------------------------------------------------------------------------------------------------------
Maine-0.0%
             ME H&HEFA (Mid Coast
             Hospital/Community Partners
    15,000   Obligated Group)                          5.600     07/01/2014  03/31/2012(A)        15,063
--------------------------------------------------------------------------------------------------------
Massachusetts-6.5%
             Athol & Royalston, MA Regional
    75,000   School District                           4.600     07/01/2014  03/31/2012(A)        76,019
--------------------------------------------------------------------------------------------------------
    10,000   Fall River, MA (State Qualified)          5.000     06/01/2015  03/31/2012(A)        10,141
--------------------------------------------------------------------------------------------------------
 1,600,000   MA Special Obligation                     1.474(1)  01/01/2018  07/01/2012(A)     1,600,432
--------------------------------------------------------------------------------------------------------
             MA Special Obligation
   100,000   (Consolidated Loan)                       4.669(1)  06/01/2017  03/01/2012(A)       104,688
--------------------------------------------------------------------------------------------------------
             MA Water Pollution Abatement
    20,000   Trust                                     4.750     02/01/2019  03/31/2012(A)        20,069
--------------------------------------------------------------------------------------------------------
             MA Water Pollution Abatement
   495,000   Trust                                     5.250     02/01/2016  03/31/2012(A)       497,084
--------------------------------------------------------------------------------------------------------
 3,000,000   MA Water Resources Authority              0.260(1)  08/01/2032  04/01/2012(A)     3,000,000
--------------------------------------------------------------------------------------------------------
    65,000   Worcester, MA GO                          5.000     07/01/2012  03/31/2012(A)        65,264
                                                                                               ---------
                                                                                               5,373,697
--------------------------------------------------------------------------------------------------------
Michigan-11.8%
   250,000   Detroit, MI City School District          5.500     05/01/2013  05/01/2012(A)       251,800
--------------------------------------------------------------------------------------------------------
             Detroit, MI Downtown Devel.
   345,000   Authority                                 4.828(2)  07/01/2016   07/01/2016         284,725
--------------------------------------------------------------------------------------------------------
             Detroit, MI Downtown Devel.
   635,000   Authority                                 5.000     07/01/2018  06/30/2012(A)       634,956
--------------------------------------------------------------------------------------------------------
    50,000   Detroit, MI GO                            5.375     04/01/2014  04/01/2012(A)        50,059
--------------------------------------------------------------------------------------------------------
 2,170,000   Detroit, MI Water Supply System           1.341(1)  07/01/2014  07/01/2012(A)     2,207,433
--------------------------------------------------------------------------------------------------------

7 | Oppenheimer Rochester Short Term Municipal Fund

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS February 29, 2012 (Unaudited)


PRINCIPAL                                                                               EFFECTIVE
AMOUNT                                                        COUPON         MATURITY   MATURITY*          VALUE
-------------------------------------------------------------------------------------------------------------------
Michigan  Continued
$1,905,000   Detroit, MI Water Supply System                     2.034%(1)  07/01/2014  07/01/2012(A)    $1,926,603
-------------------------------------------------------------------------------------------------------------------
   465,000   Fairview, MI Area Schools                           4.375      05/01/2013  05/01/2012(A)       467,483
-------------------------------------------------------------------------------------------------------------------
             Imlay City, MI Community School
   125,000   District                                            3.650      05/01/2012   05/01/2012         125,576
-------------------------------------------------------------------------------------------------------------------
             MI Hospital Finance Authority
   100,000   (OH/OUH/OHP Obligated Group)                        5.500      11/01/2018  11/01/2013(A)       104,477
-------------------------------------------------------------------------------------------------------------------
             MI Hospital Finance Authority
   100,000   (OUH/OHP/OHS Obligated Group)                       6.000      04/01/2022  04/01/2013(A)       109,909
-------------------------------------------------------------------------------------------------------------------
             MI Hsg. Devel. Authority (BGC-II
    10,000   Nonprofit Hsg. Corp.)                               5.500      01/15/2018  03/31/2012(A)        10,022
-------------------------------------------------------------------------------------------------------------------
    50,000   MI Municipal Bond Authority                         5.550      11/01/2012  03/31/2012(A)        50,134
-------------------------------------------------------------------------------------------------------------------
             MI Strategic Fund Limited
   525,000   Obligation (NSF International)                      5.125      08/01/2019  08/01/2013(A)       539,296
-------------------------------------------------------------------------------------------------------------------
             Saginaw County, MI (Carrollton
    70,000   Township Watermain)                                 5.150      06/01/2013  06/01/2012(A)        70,855
-------------------------------------------------------------------------------------------------------------------
   105,000   Taylor, MI GO                                       5.000      09/01/2014   09/01/2014         112,976
-------------------------------------------------------------------------------------------------------------------
             Wayne County, MI Building
   205,000   Authority                                           5.250      06/01/2016  03/31/2012(A)       205,845
-------------------------------------------------------------------------------------------------------------------
             Wayne County, MI Downriver Sewer
   105,000   Disposal                                            5.125      11/01/2015  05/01/2012(A)       105,855
-------------------------------------------------------------------------------------------------------------------
 1,460,000   West Bloomfield, MI School District                 5.500      05/01/2017  05/01/2012(A)     1,470,424
-------------------------------------------------------------------------------------------------------------------
 1,000,000   West Bloomfield, MI School District                 5.500      05/01/2018  05/01/2012(A)     1,006,960
                                                                                                          ---------
                                                                                                          9,735,388
-------------------------------------------------------------------------------------------------------------------
Minnesota-0.0%
             Plymouth, MN Health Facilities
             (Health Span Health System/North
             Memorial Medical Center
    20,000   Obligated Group)                                    6.250      06/01/2016  03/31/2012(A)        20,008
-------------------------------------------------------------------------------------------------------------------
Missouri-1.0%
             MO Environmental Improvement
     5,000   & Energy Resources Authority                        5.400      07/01/2015  03/31/2012(A)         5,021
-------------------------------------------------------------------------------------------------------------------
             MO Environmental Improvement &
   150,000   Energy Resources Authority                          7.200      07/01/2016  03/31/2012(A)       157,286
-------------------------------------------------------------------------------------------------------------------
             MO H&EFA (FHS/FNH Obligated
    10,000   Group)                                              5.375      02/15/2014  03/31/2012(A)        10,036
-------------------------------------------------------------------------------------------------------------------
             MO Monarch-Chesterfield Levee
    40,000   District                                            5.450      03/01/2014  03/22/2012(A)        40,153
-------------------------------------------------------------------------------------------------------------------
             MO Monarch-Chesterfield Levee
   580,000   District                                            5.750      03/01/2019  03/31/2012(A)       582,152
                                                                                                          ---------
                                                                                                            794,648
-------------------------------------------------------------------------------------------------------------------
Nebraska-0.5%
    20,000   Grand Island, NE Electric                           5.125      08/15/2015  03/31/2012(A)        20,080
-------------------------------------------------------------------------------------------------------------------
   350,000   Grand Island, NE Electric                           5.125      08/15/2016  03/31/2012(A)       351,400
                                                                                                           --------
                                                                                                            371,480
-------------------------------------------------------------------------------------------------------------------
Nevada-0.5%
   250,000   Clark County, NV School District                    5.000      06/15/2016  12/15/2015(A)       288,675
-------------------------------------------------------------------------------------------------------------------
   100,000   University of Nevada (Community College System)     5.000      07/01/2016  03/31/2012(A)       100,385
                                                                                                           --------
                                                                                                            389,060

8 | Oppenheimer Rochester Short Term Municipal Fund

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS February 29, 2012 (Unaudited)

PRINCIPAL                                                                   EFFECTIVE
AMOUNT                                               COUPON      MATURITY   MATURITY*        VALUE
-------------------------------------------------------------------------------------------------------
New Jersey-1.4%
             Lacey, NJ Municipal Utilities
$  150,000   Authority                                5.000%    12/01/2015  12/01/2013(A)    $  157,824
-------------------------------------------------------------------------------------------------------
             NJ EDA (School Facilities
   250,000   Construction)                            2.085(1)  02/01/2018  04/01/2012(A)       251,348
-------------------------------------------------------------------------------------------------------
             NJ Educational Facilities Authority
             (University of Medicine and
    85,000   Dentistry of New Jersey)                 6.000     12/01/2017  06/28/2017(B)        99,391
-------------------------------------------------------------------------------------------------------
             NJ Higher Education Student
             Assistance Authority (Student
   250,000   Loans)                                   5.000     06/01/2014   06/01/2014         269,260
-------------------------------------------------------------------------------------------------------
             NJ Hsg. & Mtg. Finance Agency,
   325,000   Series AA                                5.250     04/01/2016   04/01/2016         352,346
                                                                                              ---------
                                                                                              1,130,169
-------------------------------------------------------------------------------------------------------
New York-11.7%
             Cambridge, NY Central School
   300,000   District                                 4.250     06/15/2017  06/15/2012(A)       302,598
-------------------------------------------------------------------------------------------------------
             Elizabethtown-Lewis, NY Central
   115,000   School District                          3.375     06/15/2016  06/15/2012(A)       115,810
-------------------------------------------------------------------------------------------------------
    50,000   Greenport, NY GO                         4.800     09/15/2013  03/31/2012(A)        50,177
-------------------------------------------------------------------------------------------------------
 2,000,000   L.I., NY Power Authority, Series I       0.600(1)  12/01/2029  03/07/2012(A)     2,000,000
-------------------------------------------------------------------------------------------------------
 2,000,000   L.I., NY Power Authority, Series O       0.550(1)  12/01/2029  03/07/2012(A)     2,000,000
-------------------------------------------------------------------------------------------------------
   180,000   NY MTA, Series A                         5.500     11/15/2019  11/15/2012(A)       186,102
-------------------------------------------------------------------------------------------------------
 4,125,000   NY MTA, Series B                         0.750(1)  11/01/2022  03/07/2012(A)     4,125,000
-------------------------------------------------------------------------------------------------------
     5,000   NYC GO                                   0.918(1)  08/01/2013  08/01/2012(A)         5,056
-------------------------------------------------------------------------------------------------------
    70,000   NYC GO                                   2.646(1)  08/01/2017  08/01/2012(A)        72,261
-------------------------------------------------------------------------------------------------------
    15,000   NYC GO                                   5.000     08/01/2015  03/31/2012(A)        15,059
-------------------------------------------------------------------------------------------------------
    25,000   NYC GO                                   5.400     04/01/2013  04/01/2012(A)        25,110
-------------------------------------------------------------------------------------------------------
             NYC IDA (New York Institute of
   200,000   Technology)                              5.250     03/01/2018  03/01/2013(A)       204,990
-------------------------------------------------------------------------------------------------------
             NYS DA (Brookdale Hospital
    50,000   Medical Center)                          5.200     02/15/2016  03/31/2012(A)        50,171
-------------------------------------------------------------------------------------------------------
             NYS DA (Mental Health Services
    10,000   Facilities)                              5.125     02/15/2013  03/31/2012(A)        10,037
-------------------------------------------------------------------------------------------------------
             NYS DA (Special Act School
    20,000   Districts)                               6.000     07/01/2019  03/31/2012(A)        20,079
-------------------------------------------------------------------------------------------------------
             NYS DA (Wyckoff Heights Medical
   100,000   Center)                                  5.200     02/15/2014  03/31/2012(A)       100,378
-------------------------------------------------------------------------------------------------------
    50,000   NYS ERDA (LILCO)                         5.150     03/01/2016  03/31/2012(A)        50,366
-------------------------------------------------------------------------------------------------------
    50,000   NYS ERDA (LILCO)                         5.150     03/01/2016  03/31/2012(A)        50,447
-------------------------------------------------------------------------------------------------------
    25,000   NYS GO                                   6.618(1)  08/01/2015  03/01/2012(A)        25,691
-------------------------------------------------------------------------------------------------------
             NYS HFA (Hospital & Nursing
    15,000   Home)                                    5.150     11/01/2016  03/31/2012(A)        15,072
-------------------------------------------------------------------------------------------------------
    50,000   NYS Thruway Authority                    5.500     04/01/2017  04/01/2012(A)        50,216
-------------------------------------------------------------------------------------------------------
             Oneida County, NY IDA
    10,000   (Presbyterian Home for Central, NY)      5.000     03/01/2014  07/02/2012(A)        10,219
-------------------------------------------------------------------------------------------------------
    40,000   Port Authority  NY/NJ, 116th Series      4.500     10/01/2018  03/31/2012(A)        40,121
-------------------------------------------------------------------------------------------------------
    50,000   Port Authority  NY/NJ, 116th Series      5.250     10/01/2014  03/31/2012(A)        50,207
-------------------------------------------------------------------------------------------------------
             Utica, NY IDA (Munson-Williams-
    60,000   Proctor Arts Institute)                  5.500     07/15/2016  03/31/2012(A)        60,232

9 | Oppenheimer Rochester Short Term Municipal Fund

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS February 29, 2012 (Unaudited)

PRINCIPAL                                                                      EFFECTIVE
AMOUNT                                                COUPON       MATURITY    MATURITY*       VALUE
-------------------------------------------------------------------------------------------------------
New York  Continued
$ 40,000      Waterford, NY GO                          6.000%    09/01/2012  03/31/2012(A)   $  40,155
                                                                                              ---------
                                                                                              9,675,554
-------------------------------------------------------------------------------------------------------
Ohio-3.3%
 750,000      Akron, OH Sewer System                    5.000     12/01/2015   12/01/2015       813,278
-------------------------------------------------------------------------------------------------------
 150,000      Akron, OH Sewer System                    5.000     12/01/2017   12/01/2017       166,119
-------------------------------------------------------------------------------------------------------
 915,000      Akron, OH Waterworks                      5.250     12/01/2017  12/01/2012(A)     949,441
-------------------------------------------------------------------------------------------------------
 255,000      OH State University                       2.700(1)  12/01/2026  03/07/2012(A)     255,000
-------------------------------------------------------------------------------------------------------
 480,000      Solon, OH School District                 5.500     12/01/2016  01/27/2015(B)     509,098
                                                                                               --------
                                                                                              2,692,936
-------------------------------------------------------------------------------------------------------
Oregon-0.2%
              OR Hsg. & Community Services
 100,000      Dept. (Single Family Mtg.), Series Q      4.800     07/01/2016  03/31/2012(A)     100,238
-------------------------------------------------------------------------------------------------------
  30,000      Portland, OR Gas Tax                      4.800     06/01/2014  03/31/2012(A)      30,116
                                                                                               --------
                                                                                                130,354
-------------------------------------------------------------------------------------------------------
Pennsylvania-3.4%
              Allegheny County, PA HEBA
 250,000      (Carlow University)                       4.500     11/01/2016   11/01/2016       253,988
-------------------------------------------------------------------------------------------------------
              Dauphin County, PA General
              Authority (PHH/PHS/PHMS
 200,000      Obligated Group)                          5.250     06/01/2017  06/13/2016(A)     225,808
-------------------------------------------------------------------------------------------------------
  75,000      Delaware River Port Authority PA/NJ       5.000     01/01/2013  03/31/2012(A)      75,285
-------------------------------------------------------------------------------------------------------
 100,000      Delaware River Port Authority PA/NJ       5.000     01/01/2015  03/31/2012(A)     100,270
-------------------------------------------------------------------------------------------------------
              PA EDFA (Waste
              Management/Waste Management
 100,000      of Pennsylvania Obligated Group)          2.750     09/01/2013   09/01/2013       102,336
-------------------------------------------------------------------------------------------------------
 500,000      PA IDA (Economic Devel.)                  5.500     07/01/2016  07/01/2012(A)     513,335
-------------------------------------------------------------------------------------------------------
              Philadelphia, PA Authority for
              Industrial Devel. (Discovery Charter
 275,000      School)(3)                                4.000     04/01/2017   04/01/2017       275,745
-------------------------------------------------------------------------------------------------------
              Philadelphia, PA Redevel. Authority
 275,000      (Neighborhood Transformation)             5.500     04/15/2015  04/15/2012(A)     276,757
-------------------------------------------------------------------------------------------------------
              Philadelphia, PA Redevel. Authority
 375,000      (Neighborhood Transformation)             5.500     04/15/2017  04/15/2012(A)     377,246
-------------------------------------------------------------------------------------------------------
 460,000      Philadelphia, PA School District          5.000     08/01/2018  08/01/2015(A)     503,360
-------------------------------------------------------------------------------------------------------
 100,000      Reading, PA GO                            4.750     11/15/2013   11/15/2013       101,820
                                                                                               --------
                                                                                              2,805,950
-------------------------------------------------------------------------------------------------------
Rhode Island-0.5%
              Providence, RI Public Building
 100,000      Authority, Series A                       5.000     12/15/2017  12/15/2012(A)     101,546
-------------------------------------------------------------------------------------------------------
              Providence, RI Public Building
 115,000      Authority, Series B                       5.375     12/15/2016  03/31/2012(A)     115,256
-------------------------------------------------------------------------------------------------------
              Providence, RI Public Building
  10,000      Authority, Series B                       5.500     12/15/2015  03/31/2012(A)      10,024
-------------------------------------------------------------------------------------------------------
              RI Health & Educational Building
 150,000      Corp. (RIH/TMH Obligated Group)           5.500     05/15/2016  03/31/2012(A)     150,467
                                                                                               --------
                                                                                                377,293

10 | Oppenheimer Rochester Short Term Municipal Fund

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS February 29, 2012 (Unaudited)

PRINCIPAL                                                                                  EFFECTIVE
AMOUNT                                                           COUPON       MATURITY     MATURITY*        VALUE
----------------------------------------------------------------------------------------------------------------------
Tennessee-3.4%
              Clarksville, TN Natural Gas
$  125,000    Acquisition Corp.                                     5.000%     12/15/2016   12/15/2016      $  135,084
----------------------------------------------------------------------------------------------------------------------
              Clarksville, TN Natural Gas
   675,000    Acquisition Corp.                                     5.000      12/15/2017   12/15/2017         730,357
----------------------------------------------------------------------------------------------------------------------
    60,000    TN Energy Acquisition Gas Corp.                       5.000      09/01/2015   09/01/2015          64,522
----------------------------------------------------------------------------------------------------------------------
   150,000    TN Energy Acquisition Gas Corp.                       5.000      02/01/2017   02/01/2017         160,140
----------------------------------------------------------------------------------------------------------------------
 1,170,000    TN Energy Acquisition Gas Corp.                       5.250      09/01/2017   09/01/2017       1,300,198
----------------------------------------------------------------------------------------------------------------------
   200,000    TN Energy Acquisition Gas Corp.                       5.250      09/01/2018   09/01/2018         221,670
----------------------------------------------------------------------------------------------------------------------
   200,000    TN Energy Acquisition Gas Corp.                       5.250      09/01/2019   09/01/2019         220,708
                                                                                                            ----------
                                                                                                             2,832,679
----------------------------------------------------------------------------------------------------------------------
Texas-3.8%
              Alamo, TX Community College
    35,000    District                                              5.375      11/01/2015  03/31/2012(A)        35,153
----------------------------------------------------------------------------------------------------------------------
              Austin, TX Hotel Occupancy Tax
   100,000    (Convention Center/ Waller Creek)                     5.250      11/15/2019  03/31/2012(A)       100,330
----------------------------------------------------------------------------------------------------------------------
              Clifton, TX Higher Education Finance
              Corp. (Tejano Center Community
   215,000    Concerns)                                             7.750      02/15/2018  04/14/2016(B)       235,926
----------------------------------------------------------------------------------------------------------------------
              Corpus Christi, TX Business & Job
    50,000    Devel. Corp. (Seawall)                                5.375      03/01/2014  03/31/2012(A)        50,171
----------------------------------------------------------------------------------------------------------------------
    55,000    Elgin, TX GO COP                                      4.500      07/15/2016  03/31/2012(A)        55,090
----------------------------------------------------------------------------------------------------------------------
              Houston, TX Higher Education
    15,000    Finance Corp. (St. John's School)                     4.875      08/15/2015  03/31/2012(A)        15,054
----------------------------------------------------------------------------------------------------------------------
              Newark, TX Cultural Education
   215,000    Facilities Finance Corp.                              7.250      08/15/2021  01/06/2017(A)       226,453
----------------------------------------------------------------------------------------------------------------------
    25,000    San Antonio, TX Water                                 5.500      05/15/2020  05/15/2012(A)        25,283
----------------------------------------------------------------------------------------------------------------------
    40,000    TX GO                                                 5.250      08/01/2012  03/31/2012(A)        40,172
----------------------------------------------------------------------------------------------------------------------
     5,000    TX Lower Colorado River Authority                     5.500      05/15/2019  03/31/2012(A)         5,019
----------------------------------------------------------------------------------------------------------------------
    20,000    TX Lower Colorado River Authority                     6.000      05/15/2013  03/31/2012(A)        20,094
----------------------------------------------------------------------------------------------------------------------
 2,000,000    TX Municipal Gas Acquisition & Supply Corp.           5.625      12/15/2017  10/01/2015(B)     2,229,180
----------------------------------------------------------------------------------------------------------------------
   100,000    TX Public Finance Authority (Southern University)     5.500      11/01/2017  05/01/2012(A)       100,265
                                                                                                            ----------
                                                                                                             3,138,190
----------------------------------------------------------------------------------------------------------------------
U.S. Possessions-6.3%
    60,000    Guam Power Authority, Series A                        5.250      10/01/2015  04/01/2012(A)        60,020
----------------------------------------------------------------------------------------------------------------------
   105,000    Puerto Rico Commonwealth GO                           4.700      07/01/2014  03/31/2012(A)       105,300
----------------------------------------------------------------------------------------------------------------------
   200,000    Puerto Rico Commonwealth GO                           4.750      12/01/2015  12/01/2012(A)       206,312
----------------------------------------------------------------------------------------------------------------------
    10,000    Puerto Rico Commonwealth GO                           5.000      07/01/2021  03/31/2012(A)        10,014
----------------------------------------------------------------------------------------------------------------------
   190,000    Puerto Rico Commonwealth GO                           5.500      07/01/2016   07/01/2016         214,126
----------------------------------------------------------------------------------------------------------------------
   220,000    Puerto Rico Commonwealth GO                           5.500      07/01/2018   07/01/2018         252,085
----------------------------------------------------------------------------------------------------------------------
 1,085,000    Puerto Rico Commonwealth GO                           5.650      07/01/2015   07/01/2015       1,182,509
----------------------------------------------------------------------------------------------------------------------
   205,000    Puerto Rico Commonwealth GO                           6.500      07/01/2013   07/01/2013         218,208
----------------------------------------------------------------------------------------------------------------------
              Puerto Rico Electric Power
    20,000    Authority, Series LL                                  5.500      07/01/2016   07/01/2016          22,967
----------------------------------------------------------------------------------------------------------------------
              Puerto Rico Electric Power
   240,000    Authority, Series LL                                  5.500      07/01/2017   07/01/2017         279,878
----------------------------------------------------------------------------------------------------------------------
              Puerto Rico Electric Power
   390,000    Authority, Series UU                                  1.105(1)   07/01/2017   07/01/2017         312,870
----------------------------------------------------------------------------------------------------------------------

11 | Oppenheimer Rochester Short Term Municipal Fund

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS February 29, 2012 (Unaudited)

PRINCIPAL                                                                         EFFECTIVE
AMOUNT                                                  COUPON       MATURITY     MATURITY*        VALUE
------------------------------------------------------------------------------------------------------------
U.S. Possessions Continued
              Puerto Rico Government Devel.
$  155,000    Bank                                         5.000%    12/01/2013   12/01/2013      $  163,809
------------------------------------------------------------------------------------------------------------
   310,000    Puerto Rico HFC                              3.384(2)  01/01/2014   01/01/2014         295,619
------------------------------------------------------------------------------------------------------------
              Puerto Rico Highway &
   750,000    Transportation Authority                     5.250     07/01/2015  07/01/2013(A)       784,928
------------------------------------------------------------------------------------------------------------
              Puerto Rico Highway &
    50,000    Transportation Authority                     5.500     07/01/2014   07/01/2014          54,080
------------------------------------------------------------------------------------------------------------
              Puerto Rico Highway &
    50,000    Transportation Authority                     5.750     07/01/2019  07/01/2013(A)        52,155
------------------------------------------------------------------------------------------------------------
              Puerto Rico Highway &
    10,000    Transportation Authority, Series G           5.250     07/01/2019  07/01/2013(A)        10,667
------------------------------------------------------------------------------------------------------------
              Puerto Rico Highway &
     5,000    Transportation Authority, Series G           5.250     07/01/2019  07/01/2013(A)         5,183
------------------------------------------------------------------------------------------------------------
              Puerto Rico Industrial Devel.
   160,000    Company, Series B                            5.375     07/01/2016  03/31/2012(A)       160,366
------------------------------------------------------------------------------------------------------------
   635,000    Puerto Rico Infrastructure                   5.500     07/01/2015   07/01/2015         698,659
------------------------------------------------------------------------------------------------------------
              Puerto Rico ITEMECF
    50,000    (InterAmerican University)                   5.500     10/01/2014  04/01/2012(A)        50,204
------------------------------------------------------------------------------------------------------------
              Puerto Rico Public Buildings
    60,000    Authority                                    5.000     07/01/2013   07/01/2013          62,659
------------------------------------------------------------------------------------------------------------
    25,000    V.I. Public Finance Authority, Series A      6.375     10/01/2019  04/01/2012(A)        25,068
                                                                                                   ---------
                                                                                                   5,227,686
------------------------------------------------------------------------------------------------------------
Utah-0.0%
    35,000    UT Water Finance Agency                      5.375     10/01/2012  04/01/2012(A)        35,135
------------------------------------------------------------------------------------------------------------
Vermont-1.9%
              Burlington, VT COP (Parking
    50,000    Facility)                                    4.625     12/01/2014  03/31/2012(A)        50,175
------------------------------------------------------------------------------------------------------------
    50,000    Burlington, VT Electric                      5.375     07/01/2013  07/01/2012(A)        50,668
------------------------------------------------------------------------------------------------------------
 1,500,000    Burlington, VT GO                            5.000     06/30/2012   06/30/2012       1,502,085
                                                                                                   ---------
                                                                                                   1,602,928
------------------------------------------------------------------------------------------------------------
Virginia-0.3%
    10,000    Loudoun County, VA GO                        4.500     05/01/2019  05/01/2012(A)        10,067
------------------------------------------------------------------------------------------------------------
              Norfolk, VA Redevel. & Hsg.
   160,000     Authority (Merrimack Landing)               5.500     12/01/2013  03/31/2012(A)       160,542
------------------------------------------------------------------------------------------------------------
    85,000    Pittsylvania County, VA GO                   3.500     07/15/2013  03/31/2012(A)        85,251
                                                                                                   ---------
                                                                                                     255,860
------------------------------------------------------------------------------------------------------------
Washington-5.6%
   250,000    Edmonds, WA GO                               4.800     12/01/2018  03/31/2012(A)       250,705
------------------------------------------------------------------------------------------------------------
 2,000,000    Energy Northwest WA Electric                 6.000     07/01/2016  07/01/2012(A)     2,038,180
------------------------------------------------------------------------------------------------------------
    25,000    Seattle, WA Drain & Wastewater               5.125     11/01/2021  03/31/2012(A)        25,098
------------------------------------------------------------------------------------------------------------
              WA Health Care Facilities Authority
              (Group Health Cooperative of Puget
   180,000    Sound)                                       5.375     12/01/2013  03/31/2012(A)       182,165
------------------------------------------------------------------------------------------------------------
              WA Tobacco Settlement Authority
 2,070,000    (TASC)                                       6.500     06/01/2026  06/01/2013(A)     2,162,426
                                                                                                   ---------
                                                                                                   4,658,574
------------------------------------------------------------------------------------------------------------
Wisconsin-0.3%
    50,000    Beloit, WI Water System                      4.375     11/01/2018  11/01/2013(A)        52,200
------------------------------------------------------------------------------------------------------------

12 | Oppenheimer Rochester Short Term Municipal Fund

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS February 29, 2012 (Unaudited)

PRINCIPAL                                                                EFFECTIVE
AMOUNT                                            COUPON      MATURITY   MATURITY*        VALUE
--------------------------------------------------------------------------------------------------

Wisconsin  Continued
$150,000  La Cross, WI GO                            5.125%  12/01/2014  03/31/2012(A)    $150,624
--------------------------------------------------------------------------------------------------
  60,000  Phillips, WI Water & Sewer                 4.900   01/15/2013  03/31/2012(A)      60,154
--------------------------------------------------------------------------------------------------
  10,000  WI H&EFA (Monroe Clinic)                   5.125   02/15/2016  03/31/2012(A)      10,026
                                                                                          --------
                                                                                           273,004
--------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $77,691,855)-95.1%                                    78,592,321
--------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities-4.9                                                      4,016,978
--------------------------------------------------------------------------------------------------
Net Assets-100.0%                                                                      $82,609,299
                                                                                       ===========

Footnotes to Statement of Investments

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

1. Represents the current interest rate for a variable or increasing rate security.

2.   Zero coupon bond reflects effective yield on the date of purchase.

3. When-issued security or delayed delivery to be delivered and settled after February 29, 2012. See accompanying Notes.

Valuation Inputs

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of February 29, 2012 based on valuation input level:

                                                LEVEL 2-         LEVEL 3-
                              LEVEL 1-     OTHER SIGNIFICANT    SIGNIFICANT
                             UNADJUSTED        OBSERVABLE      UNOBSERVABLE
                           QUOTED PRICES         INPUTS           INPUTS         VALUE
                           --------------  ------------------  -------------  -----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
  Alabama                  $            -  $        1,318,162  $           -  $ 1,318,162
  Arizona                               -             108,595              -      108,595
  California                            -          12,846,035              -   12,846,035
  Colorado                              -             506,594              -      506,594
  District of Columbia                  -             161,110              -      161,110
  Florida                               -           5,368,964              -    5,368,964
  Georgia                               -              89,750              -       89,750
  Hawaii                                -              15,033              -       15,033
  Idaho                                 -              25,075              -       25,075
  Illinois                              -           5,733,370              -    5,733,370
  Indiana                               -             270,873              -      270,873

13 | Oppenheimer Rochester Short Term Municipal Fund

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS February 29, 2012 (Unaudited)

                                                LEVEL 2-         LEVEL 3-
                              LEVEL 1-     OTHER SIGNIFICANT    SIGNIFICANT
                             UNADJUSTED        OBSERVABLE      UNOBSERVABLE
                           QUOTED PRICES         INPUTS           INPUTS         VALUE
                           --------------  ------------------  -------------  -----------
  Iowa                                  -             301,179              -      301,179
  Kentucky                              -              45,224              -       45,224
  Louisiana                             -             266,701              -      266,701
  Maine                                 -              15,063              -       15,063
  Massachusetts                         -           5,373,697              -    5,373,697
  Michigan                              -           9,735,388              -    9,735,388
  Minnesota                             -              20,008              -       20,008
  Missouri                              -             794,648              -      794,648
  Nebraska                              -             371,480              -      371,480
  Nevada                                -             389,060              -      389,060
  New Jersey                            -           1,130,169              -    1,130,169
  New York                              -           9,675,554              -    9,675,554
  Ohio                                  -           2,692,936              -    2,692,936
  Oregon                                -             130,354              -      130,354
  Pennsylvania                          -           2,805,950              -    2,805,950
  Rhode Island                          -             377,293              -      377,293
  Tennessee                             -           2,832,679              -    2,832,679
  Texas                                 -           3,138,190              -    3,138,190
  U.S. Possessions                      -           5,227,686              -    5,227,686
  Utah                                  -              35,135              -       35,135
  Vermont                               -           1,602,928              -    1,602,928
  Virginia                              -             255,860              -      255,860
  Washington                            -           4,658,574              -    4,658,574
  Wisconsin                             -             273,004              -      273,004
                            -------------------------------------------------------------
Total Assets               $            -  $       78,592,321  $           -  $78,592,321
                            =============================================================

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG     Association of Bay Area Governments
CDA      Communities Devel. Authority
COP      Certificates of Participation
CaMH     Cape Memorial Hospital
DA       Dormitory Authority
EDA      Economic Devel. Authority
EDFA     Economic Devel. Finance Authority
ERDA     Energy Research and Devel. Authority
FHS      Freeman Health System
FNH      Freeman Neosho Hospital
GO       General Obligation
H&EFA    Health and Educational Facilities Authority
H&HEFA   Hospitals and Higher Education Facilities Authority
HEBA     Higher Education Building Authority
HFA      Housing Finance Agency
HFC      Housing Finance Corp.
IDA      Industrial Devel. Agency
ITEMECF  Industrial, Tourist, Educational, Medical and Environmental Community Facilities
L.I.     Long Island
LILCO    Long Island Lighting Corp.
LMH      Lee Memorial Hospital

14 | Oppenheimer Rochester Short Term Municipal Fund

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS February 29, 2012 (Unaudited)

M-S-R    Modesto Irrigation District of the City of Santa Clara and the City of Redding
MTA      Metropolitan Transportation Authority
NY/NJ    New York/New Jersey
NYC      New York City
NYS      New York State
OH       Oakwood Healthcare
OHP      Oakwood Health Promotions
OHS      Oakwood Healthcare System
OUH      Oakwood United Hospitals
PA/NJ    Pennsylvania/New Jersey
PHH      Pinnacle Health Hospitals
PHMS     Pinnacle Health Medical Services
PHS      Pinnacle Health System
RIH      Rhode Island Hospital
TASC     Tobacco Settlement Asset-Backed Bonds
TMH      The Miriam Hospital
V.I.     United States Virgin Islands

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

15 | Oppenheimer Rochester Short Term Municipal Fund

OPPENHEIMER ROCHESTER SHORT TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS February 29, 2012 (Unaudited)

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of February 29, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                        WHEN-ISSUED OR DELAYED
                      DELIVERY BASIS TRANSACTIONS
                      ---------------------------
Purchased securities  $                   274,117

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 29, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities     $77,691,930
                                   ===========
Gross unrealized appreciation     $   939,204
Gross unrealized depreciation         (38,813)
                                  ------------
Net unrealized appreciation       $   900,391
                                   ===========

16 | Oppenheimer Rochester Short Term Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

          (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 2/29/2012, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
               (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Short Term Municipal Fund

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 4/10/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 4/10/2012

By: /s/ Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date:4/10/2012